Financial Assets and Liabilities, Fair Value for Financial Assets and Financial Liabilities (Details) - Fair Value [Member] - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets:
Current assets	$ 49,922,350	$ 57,352,147
Non-current assets	215,612,733	214,401,769
Financial assets	265,535,083	271,753,916
Liabilities:
Financial liabilities	762,853,347	778,621,683
Debt [Member]
Liabilities:
Financial liabilities	544,480,112	543,332,746
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	201,710,331	213,103,228
Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	16,662,904	22,185,709
Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	46,832,069	46,683,687
Derivative Financial Instruments [Member]
Assets:
Current assets	3,090,281	10,668,460
Revalued of Assets [Member]
Assets:
Non-current assets	9,033,463	10,457,088
Pension Plan Assets [Member]
Assets:
Non-current assets	189,123,645	190,035,808
Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	17,455,625	13,908,873
Level 1 [Member]
Assets:
Current assets	46,832,069	46,683,687
Non-current assets	175,705,720	175,241,382
Financial assets	222,537,789	221,925,069
Liabilities:
Financial liabilities	667,420,150	666,340,913
Level 1 [Member] | Debt [Member]
Liabilities:
Financial liabilities	465,709,819	453,237,685
Level 1 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	201,710,331	213,103,228
Level 1 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	0	0
Level 1 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	46,832,069	46,683,687
Level 1 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	0	0
Level 1 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	0	0
Level 1 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	175,705,720	175,241,382
Level 1 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	0	0
Level 2 [Member]
Assets:
Current assets	3,090,281	10,668,460
Non-current assets	30,836,927	28,662,919
Financial assets	33,927,208	39,331,379
Liabilities:
Financial liabilities	95,433,197	112,280,770
Level 2 [Member] | Debt [Member]
Liabilities:
Financial liabilities	78,770,293	90,095,061
Level 2 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	0	0
Level 2 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	16,662,904	22,185,709
Level 2 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	0	0
Level 2 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	3,090,281	10,668,460
Level 2 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	0	0
Level 2 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	13,381,302	14,754,046
Level 2 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	17,455,625	13,908,873
Level 3 [Member]
Assets:
Current assets	0	0
Non-current assets	9,070,086	10,497,468
Financial assets	9,070,086	10,497,468
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Debt [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	0	0
Level 3 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	0	0
Level 3 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	9,033,463	10,457,088
Level 3 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	36,623	40,380
Level 3 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	$ 0	$ 0